Related party transactions (Tables)	9 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
Summary of Expenses Charged by Controlling Shareholder
The following is a summary of expenses charged by our controlling shareholder, DoubleU Games (in thousands):

	Three months ended September 30,		Nine months ended September 30,		Statement of Income and Comprehensive Income Line Item
	2024	2023	2024	2023
Royalty expense (see Note 11)	$564	$513	$1,805	$1,963	Cost of revenue
Interest expense (see Note 5)	425	442	1,268	1,323	Interest expense
Rent expense (see Note 9)	277	308	935	932	General and administrative expense
Other expense	1,339	41	3,658	176	General and administrative expense

Summary of Amounts Due to our Controlling Shareholder
Amounts due to our controlling shareholder, DUG, are as follows (in thousands):

	At September 30,	At December 31,	Statement of Consolidated Balance Sheet Line Item
	2024	2023
4.6% Senior Notes due to related party due 2024	$—	$38,778	Current portion of borrowings with related party
4.6% Senior Notes due to related party due 2026	37,890	—	Long-term borrowing with related party
Royalties and other expenses	1,503	1,618	A/P and accrued expenses
Short-term lease liability	719	1,298	Short-term operating lease liabilities
Accrued interest on 4.6% Senior Notes with related party	—	9,501	Other current liabilities
Accrued interest on 4.6% Senior Notes with related party	605	—	Other non-current liabilities
Long-term lease liability	1,959	4,414	Long-term lease liabilities